As filed with the Securities and Exchange Commission on April 9, 2010

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 41	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

(866) 746-2606

(Area Code and Telephone Number)

Copy to:
Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 to the Registration Statement of PIMCO Variable Insurance Trust (the “Registrant”) on Form N-1A (File No. 333-37115) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Registrant’s Post-Effective Amendment No. 40, which was filed with the Securities and Exchange Commission on February 11, 2010. This Post-Effective Amendment No. 41 is filed to extend the effective date of Post-Effective Amendment No. 40 to April 30, 2010. This Amendment does not affect the currently effective Prospectuses and Statement of Additional Information for other series and classes of the Registrant’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 9th day of April, 2010.

PIMCO VARIABLE INSURANCE TRUST

By:
Brent R. Harris*, President

*By:	/S/ ROBERT W. HELM
Robert W. Helm
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	April 9, 2010

William J. Popejoy*	Trustee	April 9, 2010

Vern O. Curtis*	Trustee	April 9, 2010

E. Philip Cannon**	Trustee	April 9, 2010

J. Michael Hagan**	Trustee	April 9, 2010

Ronald C. Parker***	Trustee	April 9, 2010

Douglas M. Hodge****	Trustee	April 9, 2010

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	April 9, 2010

Brent R. Harris*	President (Principal Executive Officer)	April 9, 2010

*By:	/S/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.
**	Pursuant to a power of attorney filed with the initial Registration Statement on October 3, 1997.
***	Pursuant to a power of attorney filed with Post-Effective Amendment No. 39 to Registration Statement File No. 333-37115 on September 1, 2009.
****	Pursuant to a power of attorney filed herewith.

EXHIBIT LIST

*	Power of Attorney